Investments in Local Limited Partnerships - Schedule of Combined Condensed Statements of Operations (Details) (USD $)	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Local Limited Partnerships [Member]	Dec. 31, 2011 Local Limited Partnerships [Member]	Dec. 31, 2010 Local Limited Partnerships [Member]
Revenues																$ 3,443,000	$ 3,366,000	$ 3,481,000
Operating expenses																2,439,000	2,288,000	2,452,000
Interest expense																575,000	601,000	616,000
Depreciation and amortization																930,000	933,000	987,000
Total expenses																3,944,000	3,822,000	4,055,000
Net loss	(2,000)	(5,000)	16,000		(124,000)	(70,000)	(15,000)	(2,000)	229,000	10,000	(2,000)	13,000	8,906	(210,660)	249,826	(501,000)	(456,000)	(574,000)
Net loss allocable to the Partnership																(537,000)	(489,000)	(604,000)
Net income (loss) recorded by the Partnership																$ 38,000	$ 38,000	$ 21,000